Condensed Statement of Cash Flows - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
OPERATING ACTIVITIES
Net Loss	$ (33,079)	$ (13,742)
Adjustments to reconcile Net Loss to net cash used in operations:
Amortization expense	1,667	8,333
Change in operating assets and liabilities:
Other receivable	(2,268)	(24,998)
Prepaid expenses	(20,000)
Accrued interest expense	180	157
Net cash used in Operating Activities	(53,500)	(30,250)
FINANCING ACTIVITIES
Issuance of common stock, net of receivable	42,250	31,000
Issuance of 10% convertible note	10,000
Shareholders' advances	1,250	(750)
Net cash provided by Financing Activities	$ 53,500	$ 30,250
Net cash increase for period
Cash, at beginning of period
Cash, at end of period
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes
Noncash financing and investing activities
Conversion of note payable and accrued interest into common stock		$ 10,337
Recognition of contingent beneficial conversion feature	$ 10,000